Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Intangible Assets

	31 December 2021					31 December 2020
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	39 427	3 031	2 972	455	45 885	46 108

Effect of movements in foreign exchange	(1 017)	(81)	(185)	(6)	(1 289)	(789)
Acquisitions through business combinations	—	—	—	—	—	162
Acquisitions and expenditures	21	23	457	259	760	557
Disposals through sale and derecognition	(14)	(22)	(47)	(15)	(98)	(142)
Disposals through the sale of subsidiaries	—	—	—	(3)	(3)	—
Transfer (to)/from other asset categories and other movements 1	(8)	(119)	240	(353)	(240)	(11)

Balance at end of period	38 409	2 832	3 437	337	45 015	45 885

Amortization and impairment losses
Balance at end of previous year	(41)	(2 072)	(2 181)	(64)	(4 358)	(3 656)

Effect of movements in foreign exchange	—	62	128	2	192	(16)
Amortization	—	(218)	(377)	(49)	(644)	(715)
Impairment	(23)	—	(1)	(153)	(176)	(165)
Disposals through sale and derecognition	2	19	46	6	73	62
Disposals through the sale of subsidiaries	—	—	—	3	3	—
Transfer to/(from) other asset categories and other movements 1	(27)	127	4	222	326	132

Balance at end of period	(89)	(2 082)	(2 381)	(33)	(4 585)	(4 358)

Carrying value
at 31 December 2020	39 386	959	791	391	41 527	41 527

at 31 December 2021	38 320	750	1 056	304	40 430

Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives

Million US dollar
Cash-generating unit	2021	2020
United States	22 129	22 172
Rest of North America	42	42
Mexico	2 977	3 067
Colombia	2 870	3 320
Rest of Middle Americas	3 432	3 655
Brazil	—	1
Rest of South America	724	681
Europe	452	461
South Africa	3 029	3 289
Rest of Africa	1 112	1 068
China	440	427
Rest of Asia Pacific	1 113	1 212

Total carrying amount of intangible assets with indefinite useful lives	38 320	39 395